Consolidated Statements of Earnings - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Product sales		$ 44,167	$ 41,509	$ 40,835
Less: royalties		(5,405)	(5,853)	(4,867)
Revenue		38,762	35,656	35,968
Expenses
Production		9,155	8,093	8,480
Blending and feedstock	[1]	8,071	7,931	7,732
Transportation	[1]	2,751	2,053	1,570
Depletion, depreciation and amortization	[2]	9,384	6,681	6,413
Administration		615	503	452
Share-based compensation		180	279	491
Asset retirement obligation accretion		380	389	366
Interest and other financing expense		834	592	636
Risk management (gain) loss		(18)	177	(2)
Foreign exchange (gain) loss		(762)	955	(279)
Gain on acquisitions, disposition, and remeasurement		5,069	0	0
Gain from investment		0	(56)	(56)
Total expenses		25,521	27,597	25,803
Earnings before taxes		13,241	8,059	10,165
Current income tax expense		1,911	1,531	1,879
Deferred income tax expense		510	422	53
Net earnings		$ 10,820	$ 6,106	$ 8,233
Net earnings per common share
Basic (in CAD per share)	[3]	$ 5.17	$ 2.87	$ 3.77
Diluted (in CAD per share)	[3]	$ 5.16	$ 2.85	$ 3.74

[1]	During 2025, the Company revised its presentation of transportation, blending and feedstock costs, showing the expenses on a disaggregated basis. The comparative periods presented have been updated to reflect the revision (note 1).
[2]	Depletion, depreciation and amortization expense for the year ended December 31, 2025 includes a $1,462 million (2024 – $160 million; 2023 – $436 million) non-cash recoverability charge for revisions to abandonment and decommissioning costs in the North Sea, a $269 million non-cash recoverability charge related to the decision to not pursue an extension of the Company's Production Sharing Contract ("PSC") for the Espoir field in Offshore Africa, and a $46 million non-cash derecognition of exploration and evaluation assets related to the decision to not pursue development of Kossipo in Offshore Africa (notes 5 and 6).
[3]	Common share, per common share, dividend, and stock option amounts for 2023 have been updated to reflect the two for one common share split (note 1).